SCHEDULE OF SHARE CAPITAL (Details) - CAD ($)		12 Months Ended
	Aug. 03, 2022	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance		$ (4,316,964)	$ (2,654,845)
Share capital of the company immediately post RTO, Shares	113,905,935
Balance		$ 27,188,344	$ (4,316,964)
Premium nickel resources corporation [member]
IfrsStatementLineItems [Line Items]
Balance, shares		76,679,908	64,083,487
Balance		$ 7,952,675	$ 1,468,174
Share capital issued through private placement (net of issue costs), shares		8,936,167	12,596,421
Share capital issued through private placement (net of issue costs)		$ 20,852,872	$ 6,484,501
Cancel PNRC shares held by NAN, Shares	7,667,707	(7,667,707)
Cancel PNRC shares held by NAN
Shares exchanged on the RTO, Shares	77,948,368	(77,948,368)
Shares exchanged on the RTO		$ (28,805,547)
Balance, shares			76,679,908
Balance			$ 7,952,675
North american nickel inc [member]
IfrsStatementLineItems [Line Items]
Balance, shares
Balance
Share capital issued through private placement (net of issue costs), shares
Share capital issued through private placement (net of issue costs)
Cancel PNRC shares held by NAN, Shares
Cancel PNRC shares held by NAN		(19,710,608)
Shares exchanged on the RTO, Shares	82,157,536	82,157,536
Shares exchanged on the RTO		$ 28,805,547
Share capital of the company immediately post RTO, Shares	31,748,399	31,748,399
Share capital of the company immediately post RTO		$ 77,431,152
Shares issued for exercised warrants, Shares		1,236,408
Shares issued for exercised warrants		$ 2,890,913
Shares issued for exercised options, Shares		1,379,000
Shares issued for exercised options		$ 1,727,264
Balance, shares		116,521,343
Balance		$ 91,144,268